Summary of Quarterly Consolidated Financial Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Summary of Quarterly Consolidated Financial Data
(25)	Summary of Quarterly Consolidated Financial Data (Unaudited)

The following table presents summarized quarterly financial data for 2016 and 2015.

	2016 Quarter Ended
(Dollars in thousands, except per share data)	March 31	June 30	September 30	December 31
Interest Income	$9,697	$9,859	$10,125	$10,531
Interest Expense	1,282	1,316	1,367	1,402

Net Interest Income	8,415	8,543	8,758	9,129
Provision for Loan and Lease Losses	340	395	585	550

Net Interest Income After Provision for Loan Losses	8,075	8,148	8,173	8,579
Noninterest Income	1,232	1,398	1,419	1,875
Noninterest Expense	6,982	6,931	7,165	7,740

Income Before Provision for Income Taxes	2,325	2,615	2,427	2,714
Provision for Income Taxes	520	593	526	638

Net Income Available to Common Shareholders	$1,805	$2,022	$1,901	$2,076

Per Share Data:
Basic Earnings Per Common Share	$0.43	$0.48	$0.45	$0.49
Cash Dividends Declared	0.22	0.12	0.12	0.22

	2015 Quarter Ended
(Dollars in thousands, except per share data)	March 31	June 30	September 30	December 31
Interest Income	$8,158	$9,644	$9,339	$9,349
Interest Expense	1,120	1,158	1,150	1,179

Net Interest Income	7,038	8,486	8,189	8,170
Provision for Loan and Lease Losses	300	300	265	200

Net Interest Income After Provision for Loan Losses	6,738	8,186	7,924	7,970
Noninterest Income	949	1,093	1,085	960
Noninterest Expense	6,640	6,642	6,569	6,882

Income Before Provision for Income Taxes	1,047	2,637	2,440	2,048
Provision for Income Taxes	84	593	546	421

Net Income	963	2,044	1,894	1,627
Series B Preferred Stock Dividends and Redemption Premium	87	88	88	210
Series C Preferred Stock Dividends	—	4	4	9

Net Income Available to Common Shareholders	$876	$1,952	$1,802	$1,408

Per Share Data:
Basic Earnings Per Common Share	$0.23	$0.46	$0.43	$0.35
Cash Dividends Declared	0.10	0.10	0.12	0.12